Offerings	Jul. 13, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	10,289,523
Proposed Maximum Offering Price per Unit	17.00
Maximum Aggregate Offering Price	$ 174,921,891.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 24,156.71
Offering Note	1a. Includes 2,109,375 additional shares that the underwriters have the option to purchase to cover over-allotments, if any. 1b. Includes the aggregate offering price of additional shares that the underwriters have the option to purchase to cover over-allotments, if any.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	5,882,352
Proposed Maximum Offering Price per Unit	17.00
Maximum Aggregate Offering Price	$ 99,999,984.00
Amount of Registration Fee	$ 13,810.00
Offering Note	2a. The Registrant previously paid a registration fee of $13,810.00 in connection with initial filing of the Registration Statement on Form S-1 on June 25, 2026. 2b. This Maximum Aggregate Offering Price was originally registered under 457(o) and is now converted to 457(a).